SCHEDULE OF EXPENSES ARISING FROM SHARE-BASED PAYMENT TRANSACTIONS RECOGNIZED PART OF EMPLOYEE BENEFIT EXPENSE (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total expenses arising from share-based payments	$ 226,168	$ 260,456	$ 437,508
Warrants to be Issued HC Wainwright [Member]
IfrsStatementLineItems [Line Items]
Total expenses arising from share-based payments	101,991	134,956
Performance Rights [member]
IfrsStatementLineItems [Line Items]
Total expenses arising from share-based payments	124,177	125,500	436,119
Employee Stocks Options [Member]
IfrsStatementLineItems [Line Items]
Total expenses arising from share-based payments			$ 1,389